Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.2% OF NET ASSETS

Australia 2.8%
Charter Hall Group	9,730	142,403
Dexus	35,664	143,585
Goodman Group	14,737	334,891
GPT Group	46,204	160,906
Mirvac Group	193,236	234,543
Region Group	40,951	66,798
Scentre Group	151,299	415,664
Stockland	105,029	308,677
Vicinity Ltd.	139,404	253,057
		2,060,524

Belgium 0.3%
Aedifica SA	906	74,736
Cofinimmo SA	1,010	97,838
Warehouses De Pauw CVA	2,734	70,807
		243,381

Brazil 0.1%
Allos SA	3,300	18,454
Cyrela Brazil Realty SA Empreendimentos e Participacoes	14,840	66,249
		84,703

Canada 2.3%
Allied Properties Real Estate Investment Trust	10,857	79,145
Altus Group Ltd.	1,381	42,372
Canadian Apartment Properties REIT	5,886	149,685
Choice Properties Real Estate Investment Trust	8,561	97,803
Colliers International Group, Inc.	1,077	101,642
Crombie Real Estate Investment Trust	7,105	86,786
Dream Industrial Real Estate Investment Trust	7,545	76,728
First Capital Real Estate Investment Trust	8,263	140,848
FirstService Corp.	949	127,222
Granite Real Estate Investment Trust	1,830	127,907
H&R Real Estate Investment Trust	21,861	164,277
Killam Apartment Real Estate Investment Trust	3,824	50,870
RioCan Real Estate Investment Trust	16,874	271,595
SmartCentres Real Estate Investment Trust	4,982	104,724
Vital Infrastructure Property Trust	12,343	48,077
		1,669,681

China 6.5%
A-Living Smart City Services Co. Ltd., H Shares	199,250	59,537
C&D International Investment Group Ltd.	30,719	61,854
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	71,200	92,848
China Resources Land Ltd.	296,500	1,335,329
China Resources Mixc Lifestyle Services Ltd.	9,400	49,884
SECURITY	NUMBER OF SHARES	VALUE ($)
China Vanke Co. Ltd., A Shares *	539,900	283,293
China Vanke Co. Ltd., H Shares *	881,500	304,957
Country Garden Services Holdings Co. Ltd.	263,900	195,916
Gemdale Corp., A Shares *	191,200	77,728
Greentown China Holdings Ltd.	144,500	163,549
Greentown Service Group Co. Ltd.	88,000	49,730
Guangzhou R&F Properties Co. Ltd., H Shares *(a)	1,267,422	57,412
Hopson Development Holdings Ltd. *(b)	225,100	77,035
KE Holdings, Inc., ADR	29,307	486,496
Logan Group Co. Ltd. *	49,000	8,259
Longfor Group Holdings Ltd.	514,000	514,106
Onewo, Inc., H Shares	6,300	14,111
Poly Developments & Holdings Group Co. Ltd., A Shares	289,700	247,120
Red Star Macalline Group Corp. Ltd., H Shares *	217,200	34,662
Seazen Group Ltd. *	836,000	194,067
Seazen Holdings Co. Ltd., A Shares *	28,300	54,883
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	229,900	65,916
Shui On Land Ltd. *	899,000	55,120
Sunac China Holdings Ltd. *	1,679,000	203,645
Zhuhai Huafa Properties Co. Ltd., A Shares	96,200	41,665
		4,729,122

France 2.1%
Carmila SA	3,557	68,911
Covivio SA	2,346	150,680
Gecina SA	1,688	144,291
ICADE *(a)	4,967	121,695
Klepierre SA	7,080	288,819
Mercialys SA	3,885	53,657
Nexity SA *	14,444	137,567
Unibail-Rodamco-Westfield *	4,823	557,535
		1,523,155

Germany 1.1%
LEG Immobilien SE	2,427	157,573
TAG Immobilien AG	6,208	102,730
Vonovia SE	21,546	537,005
		797,308

Guernsey 0.0%
Sirius Real Estate Ltd.	10,748	14,228

Hong Kong 10.3%
China Jinmao Holdings Group Ltd.	869,000	193,006
China Overseas Grand Oceans Group Ltd.	526,000	194,643
China Overseas Land & Investment Ltd.	674,000	1,340,639
CK Asset Holdings Ltd.	143,450	866,098
Fortune Real Estate Investment Trust	72,000	44,387
Hang Lung Group Ltd.	68,000	126,436
Hang Lung Properties Ltd.	86,697	88,983
Henderson Land Development Co. Ltd.	57,866	228,460
Hongkong Land Holdings Ltd.	40,727	310,459
Hysan Development Co. Ltd.	34,500	82,112

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jiayuan International Group Ltd. *(b)	534,000	0
Kerry Properties Ltd.	54,500	144,076
Link REIT	87,100	448,984
New World Development Co. Ltd. *	548,460	575,761
Poly Property Group Co. Ltd.	683,000	181,481
Shanghai Industrial Holdings Ltd.	70,000	134,861
Shenzhen Investment Ltd. *	606,000	61,088
Shinsun Holdings Group Co. Ltd. *(b)	1,290,000	0
Sino Land Co. Ltd.	111,797	168,472
Sun Hung Kai Properties Ltd.	65,842	1,105,798
Swire Pacific Ltd., A Shares	38,500	400,646
Swire Pacific Ltd., B Shares	77,500	128,845
Swire Properties Ltd.	36,600	103,920
Wharf Holdings Ltd.	37,000	104,680
Wharf Real Estate Investment Co. Ltd.	88,400	270,924
Yuexiu Property Co. Ltd.	288,359	160,755
		7,465,514

Israel 0.4%
Alony Hetz Properties & Investments Ltd.	6,426	81,388
Azrieli Group Ltd.	447	73,858
Elco Ltd.	779	40,877
Mivne Real Estate KD Ltd.	11,826	60,125
		256,248

Japan 9.7%
Activia Properties, Inc.	73	59,951
Advance Residence Investment Corp.	72	69,620
AEON REIT Investment Corp.	81	62,428
Daito Trust Construction Co. Ltd.	33,750	670,409
Daiwa House REIT Investment Corp.	143	108,224
Daiwa Office Investment Corp.	20	39,927
Daiwa Securities Living Investments Corp.	69	43,923
Frontier Real Estate Investment Corp.	86	44,056
GLP J-Reit	114	95,672
Hulic Co. Ltd.	24,700	263,494
Industrial & Infrastructure Fund Investment Corp.	75	66,028
Invincible Investment Corp.	131	50,392
Japan Excellent, Inc.	50	44,102
Japan Hotel REIT Investment Corp.	80	38,471
Japan Logistics Fund, Inc.	77	44,430
Japan Metropolitan Fund Invest	228	161,013
Japan Prime Realty Investment Corp.	116	69,247
Japan Real Estate Investment Corp.	203	145,625
Japan Wool Textile Co. Ltd.	4,700	51,764
KDX Realty Investment Corp.	69	68,827
Leopalace21 Corp.	17,600	68,809
Mitsubishi Estate Co. Ltd.	48,900	1,235,592
Mitsui Fudosan Accommodations Fund, Inc.	67	52,948
Mitsui Fudosan Co. Ltd.	118,700	1,136,239
Nippon Building Fund, Inc.	219	175,170
Nippon Prologis REIT, Inc.	174	93,151
Nomura Real Estate Holdings, Inc.	38,300	218,570
Nomura Real Estate Master Fund, Inc.	154	147,516
NTT UD REIT Investment Corp.	53	44,016
Orix JREIT, Inc.	172	103,767
Relo Group, Inc.	5,100	58,969
Sekisui House Reit, Inc.	125	64,348
Starts Corp., Inc.	2,600	74,057
Sumitomo Realty & Development Co. Ltd.	24,800	578,418
Token Corp.	900	72,276
Tokyo Tatemono Co. Ltd.	11,300	231,738
Tokyu Fudosan Holdings Corp.	47,500	392,809
United Urban Investment Corp.	99	100,803
		7,046,799

SECURITY	NUMBER OF SHARES	VALUE ($)
Jersey 0.3%
International Workplace Group PLC	92,314	234,995

Luxembourg 0.2%
Aroundtown SA *	43,007	127,195

Mexico 0.7%
Corp. Inmobiliaria Vesta SAB de CV	15,240	53,534
FIBRA Macquarie Mexico	33,724	84,811
Fibra Uno Administracion SA de CV	178,322	308,569
Prologis Property Mexico SA de CV	13,080	62,891
		509,805

Netherlands 0.4%
CTP NV	2,973	56,316
Eurocommercial Properties NV	1,893	64,363
NEPI Rockcastle NV *	22,134	193,534
		314,213

Philippines 0.5%
Ayala Corp.	16,160	114,541
Ayala Land, Inc.	364,432	86,201
Megaworld Corp.	1,171,000	39,542
Robinsons Land Corp.	158,400	41,927
SM Prime Holdings, Inc.	288,600	86,209
		368,420

Singapore 1.6%
CapitaLand Ascendas REIT	99,574	195,142
CapitaLand Ascott Trust	97,680	68,528
CapitaLand Integrated Commercial Trust	112,975	201,090
City Developments Ltd.	25,200	169,373
Frasers Logistics & Commercial Trust *	123,200	96,539
Mapletree Industrial Trust	57,644	87,620
Mapletree Logistics Trust	97,431	91,688
Mapletree Pan Asia Commercial Trust	73,627	73,842
UOL Group Ltd.	24,880	197,902
Yanlord Land Group Ltd.	8,900	4,884
		1,186,608

South Africa 0.6%
Growthpoint Properties Ltd.	215,166	221,734
Hyprop Investments Ltd.	15,982	55,987
Redefine Properties Ltd.	361,107	133,620
		411,341

Spain 0.3%
Colonial SFL Socimi SA	11,317	75,557
Merlin Properties Socimi SA	8,041	141,262
		216,819

Sweden 0.6%
Castellum AB	13,277	180,250
Fabege AB	6,329	54,601
Fastighets AB Balder, B Shares *	11,354	65,035
Norion Bank AB *	925	5,811
Sagax AB, B Shares	2,389	43,068

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Samhallsbyggnadsbolaget i Norden AB *	155,606	57,688
Wihlborgs Fastigheter AB	6,486	59,785
		466,238

Switzerland 0.7%
Allreal Holding AG	410	109,868
Mobimo Holding AG	125	56,851
PSP Swiss Property AG	623	118,668
Swiss Prime Site AG	1,393	233,505
		518,892

Taiwan 0.2%
Huaku Development Co. Ltd.	17,640	67,293
Ruentex Development Co. Ltd.	53,273	39,565
		106,858

Thailand 0.6%
3BB Internet Infrastructure Fund, Class F	248,400	49,131
Central Pattana PCL NVDR	82,500	163,092
Land & Houses PCL NVDR	832,211	91,963
Sansiri PCL NVDR	1,393,383	61,306
Supalai PCL NVDR	152,482	72,622
		438,114

United Arab Emirates 0.9%
Aldar Properties PJSC	38,446	82,130
Emaar Development PJSC	26,329	104,351
Emaar Properties PJSC	151,408	490,009
		676,490

United Kingdom 1.8%
Big Yellow Group PLC	4,739	53,513
British Land Co. PLC	30,213	164,680
Derwent London PLC	3,887	92,888
Grainger PLC	22,804	48,553
Land Securities Group PLC	29,943	252,796
LondonMetric Property PLC	18,827	47,887
Primary Health Properties PLC	54,130	68,349
Safestore Holdings PLC	7,228	62,700
Savills PLC	11,483	128,662
Segro PLC	23,600	228,774
Tritax Big Box REIT PLC	34,039	68,762
UNITE Group PLC	8,352	57,819
		1,275,383

United States 54.2%
Acadia Realty Trust	2,876	63,329
Agree Realty Corp.	1,419	105,219
Alexandria Real Estate Equities, Inc.	11,024	547,672
American Assets Trust, Inc.	3,332	77,636
American Healthcare REIT, Inc.	1,938	94,749
American Homes 4 Rent, Class A	7,688	246,631
American Tower Corp.	10,196	1,906,244
Americold Realty Trust, Inc.	21,666	339,940
Apple Hospitality REIT, Inc.	14,001	205,675
AvalonBay Communities, Inc.	3,758	685,873
Brandywine Realty Trust	36,374	112,759
Brixmor Property Group, Inc.	10,646	325,342
Broadstone Net Lease, Inc.	6,188	125,183
BXP, Inc.	9,706	582,457
Camden Property Trust	3,308	352,500
CareTrust REIT, Inc.	1,619	66,088
CBRE Group, Inc., Class A *	11,628	1,453,965
SECURITY	NUMBER OF SHARES	VALUE ($)
Centerspace	814	54,929
Claros Mortgage Trust, Inc. *	25,703	62,458
Compass, Inc., Class A *	70,551	580,635
COPT Defense Properties	4,994	160,108
CoStar Group, Inc. *	4,052	130,474
Cousins Properties, Inc.	8,101	217,188
Crown Castle, Inc.	15,973	1,461,529
CubeSmart	6,023	240,920
Cushman & Wakefield Ltd. *	23,362	290,623
DiamondRock Hospitality Co.	9,531	104,746
Digital Realty Trust, Inc.	7,326	1,391,940
Diversified Healthcare Trust	30,682	255,274
Douglas Emmett, Inc.	15,036	175,019
Easterly Government Properties, Inc.	3,061	73,403
EastGroup Properties, Inc.	763	154,057
Empire State Realty Trust, Inc., Class A	15,259	87,434
EPR Properties	2,962	168,982
Equinix, Inc.	1,324	1,414,085
Equity LifeStyle Properties, Inc.	3,619	223,546
Equity Residential	13,425	878,666
Essential Properties Realty Trust, Inc.	2,526	77,245
Essex Property Trust, Inc.	1,747	476,302
eXp World Holdings, Inc.	17,689	87,030
Extra Space Storage, Inc.	3,583	517,063
Federal Realty Investment Trust	2,855	341,544
First Industrial Realty Trust, Inc.	2,980	184,373
Four Corners Property Trust, Inc.	2,136	53,186
Gaming & Leisure Properties, Inc.	7,142	335,460
Global Net Lease, Inc.	10,677	100,043
Healthcare Realty Trust, Inc.	16,330	325,294
Healthpeak Properties, Inc.	30,356	581,317
Highwoods Properties, Inc.	7,792	203,371
Host Hotels & Resorts, Inc.	33,637	772,978
Hudson Pacific Properties, Inc. *	12,537	150,193
Independence Realty Trust, Inc.	5,848	94,913
Innovative Industrial Properties, Inc.	1,324	76,779
InvenTrust Properties Corp.	2,394	79,313
Invitation Homes, Inc.	15,930	465,952
Iron Mountain, Inc.	6,757	866,585
JBG SMITH Properties	8,703	127,673
Jones Lang LaSalle, Inc. *	3,197	902,545
Kennedy-Wilson Holdings, Inc.	9,874	108,713
Kilroy Realty Corp.	7,409	253,906
Kimco Realty Corp.	18,689	450,031
Kite Realty Group Trust	6,216	170,443
Lamar Advertising Co., Class A	2,627	400,512
Lineage, Inc.	2,741	121,728
LTC Properties, Inc.	1,513	56,601
LXP Industrial Trust	2,919	150,737
Macerich Co.	10,582	238,307
Marcus & Millichap, Inc.	2,307	65,150
McGrath RentCorp	939	102,342
Medical Properties Trust, Inc.	59,327	303,161
Mid-America Apartment Communities, Inc.	3,687	475,881
National Health Investors, Inc.	1,120	82,085
National Storage Affiliates Trust	2,300	98,095
Newmark Group, Inc., Class A	6,170	86,195
NNN REIT, Inc.	5,006	222,817
Omega Healthcare Investors, Inc.	5,971	279,204
Outfront Media, Inc.	7,596	244,895
Park Hotels & Resorts, Inc.	22,822	276,831
Pebblebrook Hotel Trust	10,800	164,700
Phillips Edison & Co., Inc.	3,258	130,809
Piedmont Realty Trust, Inc., Class A *	17,206	142,982
Prologis, Inc.	15,567	2,233,397
Public Storage	2,915	885,256
Realty Income Corp.	13,131	804,668
Regency Centers Corp.	4,637	358,672
Rexford Industrial Realty, Inc.	4,324	153,372

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RLJ Lodging Trust	17,747	172,678
Ryman Hospitality Properties, Inc.	1,351	155,541
Sabra Health Care REIT, Inc.	8,747	173,978
SBA Communications Corp.	2,442	496,117
Service Properties Trust	66,251	118,589
Sila Realty Trust, Inc.	2,065	62,446
Simon Property Group, Inc.	6,738	1,380,684
SITE Centers Corp.	2,398	12,110
SL Green Realty Corp.	4,810	218,374
STAG Industrial, Inc.	4,914	186,093
Summit Hotel Properties, Inc.	10,512	60,654
Sun Communities, Inc.	3,627	448,515
Sunstone Hotel Investors, Inc.	13,733	148,591
Tanger, Inc.	2,826	101,934
Terreno Realty Corp.	1,415	92,951
UDR, Inc.	10,449	385,568
Uniti Group, Inc.	11,865	133,125
Urban Edge Properties	5,194	116,553
Ventas, Inc.	11,131	939,679
VICI Properties, Inc.	19,457	549,077
Vornado Realty Trust	8,106	273,577
Welltower, Inc.	6,890	1,414,724
WP Carey, Inc.	5,973	444,511
Xenia Hotels & Resorts, Inc.	6,334	110,022
		39,494,018
Total Common Stocks (Cost $51,647,677)		72,236,052

PREFERRED STOCKS 0.0% OF NET ASSETS

Brazil 0.0%
Cyrela Brazil Realty SA Empreendimentos e Participacoes *	1,380	5,605
Total Preferred Stocks (Cost $2,260)		5,605

INVESTMENT COMPANIES 0.1% OF NET ASSETS

United States 0.1%
iShares Core U.S. REIT ETF	1,428	92,506
Total Investment Companies (Cost $92,927)		92,506

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (c)(d)	175,000	175,000
Total Short-Term Investments (Cost $175,000)		175,000
Total Investments in Securities (Cost $51,917,864)		72,509,163

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 06/18/26	8	307,120	(737)
MSCI EAFE Index, expires 06/19/26	1	155,565	(10)
MSCI Emerging Markets Index, expires 06/19/26	1	87,425	(229)
			(976)

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $164,810.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-Traded Fund
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended May 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2026, and/or Value and Balance of Shares Held at May 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/26	BALANCE OF SHARES HELD AT 5/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

United States 0.0%
Service Properties Trust	$168,098	$—	($12,202 )	($35,941 )	($1,366 )	$—	—	$681

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$42,086,648	$—	$—	$42,086,648
Australia	—	2,060,524	—	2,060,524
Belgium	—	243,381	—	243,381
China	824,194	3,827,893	77,035	4,729,122
France	—	1,523,155	—	1,523,155
Germany	—	797,308	—	797,308
Hong Kong	255,731	7,209,783	0 *	7,465,514
Israel	—	256,248	—	256,248
Japan	464,359	6,582,440	—	7,046,799
Jersey	—	234,995	—	234,995
Luxembourg	—	127,195	—	127,195
Philippines	240,292	128,128	—	368,420
Singapore	—	1,186,608	—	1,186,608
South Africa	355,354	55,987	—	411,341
Spain	—	216,819	—	216,819
Sweden	63,499	402,739	—	466,238
Switzerland	56,851	462,041	—	518,892
Taiwan	67,293	39,565	—	106,858
Thailand	72,622	365,492	—	438,114
United Arab Emirates	—	676,490	—	676,490
United Kingdom	230,728	1,044,655	—	1,275,383
Preferred Stocks [1]	5,605	—	—	5,605
Investment Companies [1]	92,506	—	—	92,506
Short-Term Investments [1]	175,000	—	—	175,000
Liabilities
Futures Contracts [2]	(976)	—	—	(976)
Total	$44,989,706	$27,441,446	$77,035	$72,508,187

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
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